INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2023	2022
	Unaudited	Audited

Raw materials, parts and supplies	$7,726	$6,086
Work in progress and assembled raw materials	10,930	10,294
Finished products	21,393	16,644

	$40,049	$33,024